Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2015
Regulatory Capital Requirements [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
The following table summarizes our capital ratios under the U.S. Basel III capital framework.

	Under Basel III		Under Basel I
	December 31, 2015 (a)		December 31, 2014 (b)		Required minimum		Well-capitalized minimum
($ in millions)	Amount	Ratio	Amount	Ratio
Risk-based capital
Common Equity Tier 1 (to risk-weighted assets) (c)
Ally Financial Inc.	$12,507	9.21%	$12,588	9.64%	4.50%		(d)
Ally Bank	16,594	17.05	16,022	16.89	4.50		6.50%
Tier 1 (to risk-weighted assets)
Ally Financial Inc.	$15,077	11.10%	$16,389	12.55%	6.00%		6.00%
Ally Bank	16,594	17.05	16,022	16.89	6.00		8.00
Total (to risk-weighted assets)
Ally Financial Inc.	$17,005	12.52%	$17,294	13.24%	8.00%		10.00%
Ally Bank	17,043	17.51	16,468	17.36	8.00		10.00
Tier 1 leverage (to adjusted quarterly average assets) (e)
Ally Financial Inc.	$15,077	9.73%	$16,389	10.94%	4.00%		(d)
Ally Bank	16,594	15.38	16,022	15.44	15.00	(f)	5.00%

(a)	U.S. Basel III became effective for us on January 1, 2015, subject to transitional provisions primarily related to deductions and adjustments impacting Common Equity Tier 1 capital and Tier 1 capital.

(b)	Capital ratios as of December 31, 2014, are presented under the U.S. Basel I capital framework.

(c)	Previously referred to as Tier 1 Common Equity under the U.S. Basel I capital framework.

(d)	Currently, there is no ratio component for determining whether a BHC is "well-capitalized."

(e)	Federal regulatory reporting guidelines require the calculation of adjusted quarterly average assets using a daily average methodology.

(f)	Ally Bank, in accordance with the CLMA, is required to maintain a Tier 1 leverage ratio of at least 15%.